Fair Value (Details) - Schedule of Assets Measured at Fair Value on a Recurring Basis - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Assets:
Total assets at fair value	$ 2,582,773	$ 2,741,178
Level 1 [Member]
Assets:
Total assets at fair value	2,113,854	2,741,178
Level 2 [Member]
Assets:
Total assets at fair value	468,919
Level 3 [Member]
Assets:
Total assets at fair value
Securities Owned, at Fair Value [Member]
Assets:
Total assets at fair value	946,619	2,741,178
Securities Owned, at Fair Value [Member] | Level 1 [Member]
Assets:
Total assets at fair value	946,619	2,741,178
Securities Owned, at Fair Value [Member] | Level 2 [Member]
Assets:
Total assets at fair value
Securities Owned, at Fair Value [Member] | Level 3 [Member]
Assets:
Total assets at fair value
Money Market Funds [Member]
Assets:
Total assets at fair value	175,373
Money Market Funds [Member] | Level 1 [Member]
Assets:
Total assets at fair value	175,373
Money Market Funds [Member] | Level 2 [Member]
Assets:
Total assets at fair value
Money Market Funds [Member] | Level 3 [Member]
Assets:
Total assets at fair value
US Treasury Securities [Member]
Assets:
Total assets at fair value	991,862
US Treasury Securities [Member] | Level 1 [Member]
Assets:
Total assets at fair value	991,862
US Treasury Securities [Member] | Level 2 [Member]
Assets:
Total assets at fair value
US Treasury Securities [Member] | Level 3 [Member]
Assets:
Total assets at fair value
Foreign Currency Forward Contracts [Member]
Assets:
Total assets at fair value	468,919
Foreign Currency Forward Contracts [Member] | Level 1 [Member]
Assets:
Total assets at fair value
Foreign Currency Forward Contracts [Member] | Level 2 [Member]
Assets:
Total assets at fair value	468,919
Foreign Currency Forward Contracts [Member] | Level 3 [Member]
Assets:
Total assets at fair value
Carrying Value [Member]
Assets:
Total assets at fair value	2,582,773	2,741,178
Carrying Value [Member] | Securities Owned, at Fair Value [Member]
Assets:
Total assets at fair value	946,619	$ 2,741,178
Carrying Value [Member] | Money Market Funds [Member]
Assets:
Total assets at fair value	175,373
Carrying Value [Member] | US Treasury Securities [Member]
Assets:
Total assets at fair value	991,862
Carrying Value [Member] | Foreign Currency Forward Contracts [Member]
Assets:
Total assets at fair value	$ 468,919